Loans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Apr. 30, 2020
Disclosure of detailed information about borrowings [line items]
Stage 2 performing loans measured at stage 1 would be lower than total recognized IFRS 9 ECL	$ 743	$ 305
Canada [member] | CIBC client relief programs [Member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	2,700		$ 33,300	$ 35,500
Canada [member] | CIBC client relief programs [Member] | Credit card loans [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross			10	1,800
Canada [member] | CIBC client relief programs [Member] | Credit card loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	0
Canada [member] | CIBC client relief programs [Member] | Consumer loans [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	300		800	2,300
Canada [member] | CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	500		2,400	8,600
Foreign countries [member] | CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	500		1,600	900
Caribbean [member] | CIBC client relief programs [Member] | Consumer loans [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	300		1,400	1,300
Caribbean [member] | CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	1,500		2,200	500
Modified Loans [member] | Stage 1 [member]
Disclosure of detailed information about borrowings [line items]
Gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1	5,287	15
Modified Loans [member] | Stage 2 or Stage 3 [member]
Disclosure of detailed information about borrowings [line items]
Loans classified as stage 2 or 3, amortized cost	10,498	346
Financial instruments purchased or originated credit-impaired [member] | CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	2,500		$ 6,200	$ 10,000
Downside case [member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	938	$ 254
Probability weighting percentage		100.00%
Base Scenario [member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 204	$ 63
Probability weighting percentage		100.00%